Discontinued operations and assets classified as held for sale - Discontinued operations cash flows (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued operations and assets classified as held for sale [Abstract]
Cash flows from (used in) operating activities, discontinued operations		€ (15)	€ 350	€ 1,037
Cash flows from (used in) investing activities, discontinued operations		662	856	(112)
Cash flows from (used in) financing activities, discontinued operations			(144)	1,226
Increase (decrease) in cash and cash equivalents, discontinued operations, total	[1]	€ 647	€ 1,063	€ 2,151

[1]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items